Note 36 - Gains (losses) on financial assets and liabilities (net) and Exchange Differences - Breakdown by nature of the financial instrument (Details) - EUR (€) € in Millions	Jun. 30, 2018	Jun. 30, 2017
Debt Securities [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	€ 222	€ 448
Equity instruments [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	33	546
Loans and advances [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	(85)	44
Derivatives [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	186	(410)
Customer Deposits [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	219	(97)
Other [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	42	10
Total [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	€ 618	€ 541